MINERAL INTERESTS - Goodwill (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in intangible assets and goodwill [abstract]
Beginning of period	$ 112,085	$ 57,468
Additions	0	54,617
End of period	112,085	112,085
La Arena Sulfides
Changes in intangible assets and goodwill [abstract]
Beginning of period	57,468	57,468
Additions	0	0
End of period	57,468	57,468
Timmins Exploration Potential
Changes in intangible assets and goodwill [abstract]
Beginning of period	54,617	0
Additions	0	54,617
End of period	$ 54,617	$ 54,617